Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 12,264.01
Total Fee Amount	13,745.44
Total Transaction Valuation	99,532,517.00
Total Offset Amount	0.00
Net Fee	$ 1,481.43
Offering Table N/A
Offset Table N/A	N/A